Financial income (expenses) (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial income (expenses)

	January to March 2024	January to March 2023
Financial expenses
Interest and charges on borrowings and financing – local currency	(276,622)	(273,106)
Interest and charges on borrowings and financing – foreign currency	(28,720)	(21,049)
Other financial expenses	(175,160)	(101,732)
Inflation adjustment on borrowings and financing	(54,036)	(70,509)
Other inflation adjustments	(13,265)	(50,463)
Interest and inflation adjustment on provisions	(44,300)	(45,612)
Total financial expenses	(592,103)	(562,471)

Financial revenue
Inflation adjustment gains	55,881	60,314
Income on financial investments	110,375	103,217
Interest income	92,932	66,560
Cofins and Pasep	(11,615)	(10,788)
Other	2	17
Total financial income	247,575	219,320

Financial income (expenses), net of exchange rate changes	(344,528)	(343,151)

Exchange gain (losses)
Exchange rate changes on borrowings and financing	6,335	83,825
Exchange rate changes on assets	1	(201)
Other exchange rate changes	(3)	(1)
Exchange rate changes, net	6,333	83,623

Financial income (expenses)	(338,195)	(259,528)